COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Summary of Unfunded Credit Extension Commitments

Unfunded credit extension commitments are as follows:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Commitments to fund loans	$232,003	$96,359
Unused lines of credit	224,278	168,408
Commercial and standby letters of credit	8,189	4,838

Total	$464,470	$269,605

Total commitments at December 31, 2013, were as follows (in thousands):

	December 31, 2013
	Covered	Uncovered	Total
Commitments to fund loans:
Residential	$5,230	$5,659	$10,889
Commercial and commercial real estate	—	14,746	14,746
Land and development	9	70,715	70,724
Unfunded commitments under lines of credit	11,026	157,382	168,408

Total commitments to fund loans	16,265	248,502	264,767
Commercial and standby letters of credit	—	4,838	4,838

Total	$16,265	$253,340	$269,605

Operating Leases, Approximate Minimum Future Rentals

As of December 31, 2013, the Company had entered into non-cancelable operating leases with approximate minimum future rentals as follows (in thousands):

Years ending December 31,	Amount
2014	$2,366
2015	2,337
2016	1,775
2017	1,742
2018	1,713
Thereafter	9,230

Total	$19,163